CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ (31,041,659)	$ (3,565,285)	$ 5,017,546
Less: Net loss from discontinued operations	61,426	1,078,534	1,884,611
Net (loss) income from continuing operations	(30,980,233)	(2,486,751)	6,902,157
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Provision for expected credit loss - accounts receivable	17,327,139	1,449,753	730,964
Provision for expected credit loss - financing receivables	31,303	92,036	2,245,159
Provision for expected credit loss - prepaid expenses and other receivables	99,502	0	0
Gain on debt extinguishment	0	(298,213)	0
Depreciation expense	18,384	6,519	199,009
Amortization of intangible asset	21,253	21,071	10,920
Gain from disposal of property, plant and equipment	3,839	0	(472)
Deferred tax benefit	(4,516,927)	0	0
Change in fair value of convertible note	150,000	504,006	165,704
Change in fair value of warrant liabilities	(568,000)	3,767,626	0
Accrued compensation on convertible note	0	908,440	0
Changes in fair value of digital assets	287	0	0
Amortization of right of use assets	129,761	99,387	144,566
Loss on promissory note converted to shares	456,151	0	0
Long- term investments impairment	23,140,591	0	0
Loss (gain) on disposal of subsidiaries	(3,576,755)	1,014,743	(3,555,235)
Gain from disposal of financing receivables	(2,335,304)	0	0
Loss on refund receivable	4,424,099	0	0
Changes in operating assets and liabilities:
Accounts receivable	(13,057,635)	4,854,593	(3,545,224)
Refund receivable	(21,895)	0	0
Digital assets	(54)	0	0
Advances to suppliers	3,663,243	(3,761,291)	(17,956)
Inventory	45,991	14,653	105,321
Prepaid expenses and other receivables	(399,663)	(635,744)	(65,840)
Accounts payable	477,436	(817,724)	1,304,624
Contract liabilities	(399,177)	102,110	210,974
Accrued liabilities and other payables	260,698	(379,520)	614,277
Customer deposits	0	308	(64,449)
Lease liabilities	(129,622)	(162,385)	(144,566)
Taxes payable	(58,785)	1,142,983	24,427
Net cash provided by continuing operations, operating activities	(5,794,373)	5,436,600	5,264,360
Net cash used in discontinued operations, operating activities	(21,766)	(73,663)	(4,070)
Net cash (used in) provided by operating activities	(5,816,139)	5,362,937	5,260,290
Cash flows from investing activities
Acquisition of property, plant and equipment	0	(80,525)	(431)
Cash received (out) from disposition of subsidiaries	79,018	(889)	0
Proceeds from disposal of property, plant and equipment	677	0	1,645
Acquisition of intangible assets	0	0	(213,170)
Financing receivables	(626,061)	(1,840,722)	(2,180,970)
Loans to third parties	(529,503)	(1,377,787)	0
Net cash used in continuing operations	(1,075,869)	(3,299,923)	(2,392,926)
Net cash used in discontinued operations, investing activities	0	0	(182,557)
Net cash used in investing activities	(1,075,869)	(3,299,923)	(2,575,483)
Cash flows from financing activities
Proceeds from loans from third parties	0	2,223,000	224,521
Repayment of loans from third parties	3,354,690	(2,433,093)	0
Cancellation of common stock due to reverse split	(512)	0	0
Repayment of bank loans	0	0	(423,675)
Repayment of loans from related parties	(151,757)	(964,656)	(217,305)
Proceeds from loans from related parties	299,737	0	0
Proceeds from (repayment of) convertible note	0	(285,714)	1,999,990
(Payment to) proceeds from issuance of common stock and warrants	(520,000)	1,722,500	5,834,325
Proceeds from exercising of warrants	443,321	3,199,187	0
Net cash provided by continuing operations	3,425,479	3,461,224	7,417,856
Net cash (used in) provided by discontinued operations	(693)	8,001	11,702
Net cash provided by financing activities	3,424,786	3,469,225	7,429,558
Effect of exchange rate changes on cash and restricted cash	1,319,953	553,862	29,356
Net increase (decrease) in cash and restricted cash	(2,147,269)	6,086,101	10,143,721
Cash and restricted cash, beginning of year	35,211,333	29,125,232	18,981,511
Cash and restricted cash, end of year	33,064,064	35,211,333	29,125,232
Supplemental disclosure information:
Income taxes paid	1,976,696	1,844,265	2,290,143
Interest paid	0	254,783	92,181
Non-cash transactions of investing and financing activities
Conversion of convertible note	348,000	2,060,000	438,000
Conversion of promissory note	2,248,151	0	0
Consideration from disposal of subsidiaries offset with accounts payable	0	250,149	0
Right-of-use assets obtained in exchange for lease liabilities	0	1,094,557	0
Reclassification of warrant liability to equity upon exercise of warrants	180,000	3,126,000	0
Deemed distribution on issuance of induced warrants	401,000	0	0
Loan payable to third party settled by accounts receivable	1,062,249	0	0
Refund receivable settled by financing receivable	9,730,048	0	0
Digital assets received from private placement	6,000,000	0	0
Digital assets received from related party	3,750,000	0	0
Cash and restricted cash	33,064,064	35,190,663	29,061,639
Cash and restricted cash included in current assets of discontinued operations	0	20,670	63,593
Total cash and restricted cash shown in the statement of cash flows	$ 33,064,064	$ 35,211,333	$ 29,125,232